Form 13F

Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 12/31/2009

Check here if Amendment [ ];   Amendment Number:
This Amendment  (Check only one.):  [ ] is a restatement.
                                    [ ] adds new holdings entries.
                                    [ ] includes the cover page.

Institutional Investment Manager Filing this Report:

Name:     RockView Management, LLC
Address:  One Station Place
          Stamford, CT 06902

Form 13F File Number: 028-11749

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Elysia Pawlowicz
Title: Chief Compliance Officer
Phone: 203-388-4924

Signature, Place, and Date of Signing:
Elysia Pawlowicz                 Stamford, CT               02/12/2010
[Signature]                      [City, State]              [Date]

Report Type (Check only one.):

[X]    13F HOLDINGS REPORT.    (Check here if all holdings of this
       reporting manager are reported in this report.)


[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)


[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: None

Form 13F Information Table Entry Total: 43
Form 13F Information Table Value Total: $ 60,600 (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

No.             Form 13F File Number            Name

None

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FORM 13F INFORMATION TABLE

                                                                 VALUE     SHARES/   SH/ PUT/ INVSTMT  OTHER VOTING AUTHORITY
NAME OF ISSUER                  TITLE OF CLASS    CUSIP        (x$1000)   PRN AMT/  PRN CALL  DSCRETN  MGRS  SOLE   SHARED
FOSTER WHEELER AG US LISTED	COM		  H27178104          0	         1	       SOLE    NONE	  1  NONE
DUNE ENERGY INC NEW		COM		  265338509	     0	      1581	       SOLE    NONE    1581  NONE
PORTLAND GENERAL ELECTRIC CO	COM		  736508847	    23	      1633	       SOLE    NONE    1633  NONE
PROSHARES ULTRA S&P500 ETF	PSHS ULT S&P 500  74347R107	   765	     20000	       SOLE    NONE   20000  NONE
PROSHARES ULTRA S&P500 ETF	PSHS ULTRA QQQ	  74347R206	  3033	     51000	       SOLE    NONE   51000  NONE
POWERSHARES DB U S DLR INDEX 	PSHS ULTRA QQQ	  73936D107	   808	     35000	       SOLE    NONE   35000  NONE
WTS EXCEED COMPANY LTD US LIS	*W EXP 11/08/201  G32335112	   113	     36500	       SOLE    NONE   36500  NONE
WTS INFORMATION SERVICES GRO	*W EXP 1.31.201	  45675Y112	     2	     37500	       SOLE    NONE   37500  NONE
WTS CHINA MEDIAEXPRESS HOLDIN	*W EXP 10/17/201  169442118	   201	     40000	       SOLE    NONE   40000  NONE
WISDOMTREE TR CHINESE YUAN FD	CHINESE YUAN ETF  97717W182	  1008	     40000	       SOLE    NONE   40000  NONE
WTS CHARDAN 2008 CHINA ACQUIS	*W EXP 08/11/201  G8977T119	   195	     50000	       SOLE    NONE   50000  NONE
WTS NAVIOS MARITIME ACQUISIT	*W EXP 6.25.201	  Y62159119	    33	     55000	       SOLE    NONE   55000  NONE
WTS LIBERTY ACQUISITION HOLD	*W EXP 12.12.201  53015Y115	    50	     72000	       SOLE    NONE   72000  NONE
WTS SEARCHMEDIA HOLDINGS LIMI	*W EXP 99/99/999  G8005Y114	   163	     72800	       SOLE    NONE   72800  NONE
DIREXION DAILY LARGE CAP BULL	DLY LRG CAP BULL  25459W862	  4411	     84000	       SOLE    NONE   84000  NONE
WTS RETAIL OPPORTUNITY INVEST	*W EXP 10/23/201  76131N119	   109	     94900	       SOLE    NONE   94900  NONE
BANK OF AMERICA CORP		COM		  060505104	  1431	     95000	       SOLE    NONE   95000  NONE
WTS ARMOUR RESIDENTIAL REIT I	*W EXP 11/07/201  042315119	    20	    100000	       SOLE    NONE  100000  NONE
WTS OVERTURE ACQUISITION COR	*W EXP 1.30.201	  G6830P118	    23	    100000	       SOLE    NONE  100000  NONE
WTS TRIAN ACQUISITION I CORP	*W EXP 1.23.201	  89582E116	     0	    109900	       SOLE    NONE  109900  NONE
WTS ATLAS ACQUISITION HOLDIN	*W EXP 1.23.201	  049162118	    28	    125000	       SOLE    NONE  125000  NONE
E TRADE FINANCIAL CORP SR EX	Note		  269246AZ7	   218	    129000	       SOLE    NONE  129000  NONE
WTS SAPPHIRE INDUSTRIALS COR	*W EXP 1.17.201	  80306T117	    18	    150000	       SOLE    NONE  150000  NONE
WTS TWO HARBORS INVESTMENT CO	*W EXP 07/13/201  90187B119	    65	    150000	       SOLE    NONE  150000  NONE
WTS BPW ACQUISITION CORP	*W EXP 2.26.201	  055637110	   135	    151500	       SOLE    NONE  151500  NONE
WTS SPORTS PROPERTIES ACQUIS	*W EXP 1.17.201	  84920F115	    38	    159300	       SOLE    NONE  159300  NONE
CITIGROUP INC			COM		  172967101	   582	    175928	       SOLE    NONE  175928  NONE
TOWER SEMICONDUCTOR LTD		COM	          M87915100	   183	    190000	       SOLE    NONE  190000  NONE
PROSHARES ULTRA REAL ESTATE 	PSHS ULTRA R/EST  74347R677	  2033	    295000	       SOLE    NONE  295000  NONE
VERIFONE HLDGS INC SR NT CV1.	NOTE 1.375% 6/1	  92342YAB5	   878	   1000000	       SOLE    NONE 1000000  NONE
NII HLDGS INC NT CONV 3.125%	NOTE 3.125%	  62913FAJ1	  1376	   1500000	       SOLE    NONE 1500000  NONE
LEVEL 3 COMMUNICATIONS INC C	NOTE 5.25%	  52729NBF6	  1518	   1600000	       SOLE    NONE 1600000  NONE
SUNPOWER CONVERTIBLE SENIOR 	DBCV 1.25%	  867652AA7	  1725	   2000000	       SOLE    NONE 2000000  NONE
TERREMARK WORLDWIDE INC CONVE	NOTE 6.625% 6/1	  881448AF1	  1810	   2000000	       SOLE    NONE 2000000  NONE
UAL CORP SR SUB NT CONV 4.500	NOTE 4.5% 6/3	  902549AH7	  2663	   3000000	       SOLE    NONE 3000000  NONE
UAL CORP ORD SETTLEMENT BD 5.	DBCV 5% 2/0	  902549AE4	  2958	   3250000	       SOLE    NONE 3250000  NONE
VECTOR GROUP LTD VAR INT SR C	FRNT 11/1	  92240MAS7	  7220	   6740000	       SOLE    NONE 6740000  NONE
VECTOR GROUP LTD SR DEB CONV	DBCV 5.75%	  92240MAL2      15479	  15250000	       SOLE    NONE15250000  NONE
DIREXION DAILY TECHNOLOGY BUL	DLY TECH BULL 3X  25459W102	  1896	     12000	       SOLE    NONE   12000  NONE
DIREXION SHS ETF TR DAILY FI	DLY FIN BULL NEW  25459W516	  2918	     39360	       SOLE    NONE   39360  NONE
JAZZ TECHNOLOGIES, INC 8% 12	NOTE 8.000%12/3	  47214EAA0	  4412	   5175000	       SOLE    NONE 5175000  NONE
LORAL SPACE &COMMUNICATION I	COM		  543881106	     2	        68	       SOLE    NONE	 68  NONE
RRI ENERGY INC CMN CLASS	COM		  74971X107	    60	     10566	       SOLE    NONE   10566  NONE



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